Inventories, net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Raw materials	1,539,710	788,957	112,246
Finished goods	76,899	4,483	638
Total	1,616,609	793,440	112,884
Less: Inventory allowance	(850,926)	(675,697)	(96,132)
Inventories, net	765,683	117,743	16,752